Class R6 | Neuberger Berman Strategic Income Fund
Supplement to the Summary Prospectuses
Neuberger Berman Income Funds® ("Income Funds")
Neuberger Berman Strategic Income Fund
Class A, Class C, Institutional Class, Class R6, Trust Class, Supplement to the Summary Prospectuses and Prospectuses, each dated February 28, 2017, as amended and supplemented

This supplement describes important changes affecting Neuberger Berman Strategic Income Fund (the "Fund").  If you have any questions regarding these changes, please contact Neuberger Berman Investment Advisers LLC ("NBIA") at 877-628-2583.

References to investments in funds in the Neuberger Berman family of funds and unaffiliated investment companies, including exchange traded funds ("ETFs") are hereby removed from the Fund's Principal Investment Strategies. Accordingly, the second paragraph of the section titled "Principal Investment Strategies" of each Summary Prospectus and Prospectus is hereby deleted in its entirety.

"ETF Risk", "Other Investment Company Risk", and "Risks of Investing in Affiliated Underlying Funds" are hereby deleted from the section titled "Principal Investment Risks" of each Summary Prospectus and Prospectus.

The date of this supplement is December 7, 2017.

Please retain this supplement for future reference.

Neuberger Berman Investment Advisers LLC 1290 Avenue of the Americas New York, NY 10104 Shareholder Services 800.877.9700 Institutional Services 800.366.6264 www.nb.com

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class R6 Neuberger Berman Strategic Income Fund Class R6 USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Class R6 Neuberger Berman Strategic Income Fund Class R6
Management fees	0.48%	[1]
Distribution and/or shareholder service (12b-1) fees	none
Other expenses	0.09%
Total annual operating expenses	0.57%	[2]
Fee waiver and/or expense reimbursement	0.05%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.52%	[2],[3]
[1]	"Management fees" have been restated to reflect current advisory fees.
[2]	"Total annual operating expenses" and "Total annual operating expenses after fee waiver and/or expense reimbursement" have been restated by lowering the amount of acquired fund fees and expenses, which no longer appear as a separate line item in the above table, since it is estimated that such expenses will be less than 0.01% for the current fiscal year. Actual expenses may vary.
[3]	Neuberger Berman Investment Advisers LLC ("Manager") has contractually undertaken to waive and/or reimburse certain fees and expenses of Class R6 so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) are limited to 0.52% of average net assets. This undertaking lasts until 10/31/2020 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Class R6 will repay the Manager for fees and expenses waived or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 0.52% of its average net assets. Any such repayment must be made within three years after the year in which the Manager incurred the expense.

Expense Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example	1 Year	3 Years	5 Years	10 Years
Class R6 | Neuberger Berman Strategic Income Fund | Class R6 | USD ($)	53	167	303	698